Preparation of financial statements - Adjustments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Initial application
Financial assets	€ 2,279	€ 5	€ 2,279
Deferred tax liabilities	142	52	142
Accumulated deficit	(60,124)	(75,463)	(60,124)
Accumulated other comprehensive income	742	1,675	742
Net loss		€ (15,481)	(13,978)	€ (8,747)
Impacts of amendment and recalculation
Initial application
Financial assets	260		260	151	€ 151	€ (37)
Deferred tax liabilities	73		73	43	43	(10)
Accumulated deficit	243		243	(10)	10	€ (27)
Accumulated other comprehensive income	(56)		(56)	118	€ 118
Net loss	(93)		253	17
Debt investment at FVOCI - net change in fair value	14		(174)	€ 119
Bank borrowings, undiscounted cash flows	€ 2,918		€ 2,918